Receivables Financing Agreement (Details)	3 Months Ended
Jun. 30, 2020 USD ($)
Receivables Financing Agreement (Textual)
Bear interest rate per month	1.50%
Advances under agreement	$ 180,778
Advance repaid	112,622
Remaining advances payable	$ 68,156